Leases (Details)		12 Months Ended
	Sep. 01, 2025 USD ($) m²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases [Abstract]
Square feet of plant and office spac (in Square Meters) | m²	12,644
Lease term	39 years
Monthly rent	$ 32,027
Operating lease expenses		$ 143,888	$ 1,150	$ 81,271
Short-term lease expenses		$ 154,703	$ 154,814	$ 13,540